Stock-Based Compensation - Schedule of Information about Stock Options Outstanding (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
Range of Exercise Prices One [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Number outstanding (in Shares) | shares	9,166,342
Outstanding, Weighted average remaining contractual term	3 years 9 months 10 days
Outstanding, Weighted average exercise price	$ 0.8
Outstanding, Aggregate intrinsic value (in Dollars) | $	$ 16,788
Exercisable, Number Exercisable (in Shares) | shares	9,146,842
Exercisable, Weighted average remaining contractual term	3 years 9 months 7 days
Exercisable, Weighted Average exercise price	$ 0.8
Exercisable, Aggregate intrinsic value (in Dollars) | $	$ 16,754
Range of Exercise Prices Two [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 1.87
Outstanding, Number outstanding (in Shares) | shares	3,313
Outstanding, Weighted average remaining contractual term	5 years 6 months 10 days
Outstanding, Weighted average exercise price	$ 1.87
Outstanding, Aggregate intrinsic value (in Dollars) | $	$ 3
Exercisable, Number Exercisable (in Shares) | shares	3,313
Exercisable, Weighted average remaining contractual term	5 years 6 months 10 days
Exercisable, Weighted Average exercise price	$ 1.87
Exercisable, Aggregate intrinsic value (in Dollars) | $	$ 3
Range of Exercise Prices Three [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Number outstanding (in Shares) | shares	55,710
Outstanding, Weighted average remaining contractual term	6 years 3 months
Outstanding, Weighted average exercise price	$ 2.13
Outstanding, Aggregate intrinsic value (in Dollars) | $	$ 28
Exercisable, Number Exercisable (in Shares) | shares	13,928
Exercisable, Weighted average remaining contractual term	6 years 3 months
Exercisable, Weighted Average exercise price	$ 2.13
Exercisable, Aggregate intrinsic value (in Dollars) | $	$ 7
Range Of Exercise Price Four [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 2.27
Outstanding, Number outstanding (in Shares) | shares	1,177,500
Outstanding, Weighted average remaining contractual term	6 years 11 months 26 days
Outstanding, Weighted average exercise price	$ 2.27
Outstanding, Aggregate intrinsic value (in Dollars) | $	$ 424
Exercisable, Number Exercisable (in Shares) | shares
Exercisable, Weighted average remaining contractual term
Exercisable, Weighted Average exercise price
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Five [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Number outstanding (in Shares) | shares	937,194
Outstanding, Weighted average remaining contractual term	6 years 1 month 2 days
Outstanding, Weighted average exercise price	$ 2.4
Outstanding, Aggregate intrinsic value (in Dollars) | $	$ 215
Exercisable, Number Exercisable (in Shares) | shares	428,595
Exercisable, Weighted average remaining contractual term	5 years 8 months 23 days
Exercisable, Weighted Average exercise price	$ 2.39
Exercisable, Aggregate intrinsic value (in Dollars) | $	$ 101
Range of Exercise Prices Six [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 4.99
Outstanding, Number outstanding (in Shares) | shares	196,625
Outstanding, Weighted average remaining contractual term	4 years 6 months 18 days
Outstanding, Weighted average exercise price	$ 4.99
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	147,955
Exercisable, Weighted average remaining contractual term	4 years 6 months 18 days
Exercisable, Weighted Average exercise price	$ 4.99
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Seven [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 5.36
Outstanding, Number outstanding (in Shares) | shares	140,000
Outstanding, Weighted average remaining contractual term	5 years 4 months 9 days
Outstanding, Weighted average exercise price	$ 4
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	105,000
Exercisable, Weighted average remaining contractual term	5 years 4 months 9 days
Exercisable, Weighted Average exercise price	$ 4
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Eight [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 7.58
Outstanding, Number outstanding (in Shares) | shares	85,380
Outstanding, Weighted average remaining contractual term	3 years 6 months 18 days
Outstanding, Weighted average exercise price	$ 7.58
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	85,380
Exercisable, Weighted average remaining contractual term	3 years 6 months 18 days
Exercisable, Weighted Average exercise price	$ 7.58
Exercisable, Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Nine [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 9.07
Outstanding, Number outstanding (in Shares) | shares	3,537
Outstanding, Weighted average remaining contractual term	3 years 5 months 15 days
Outstanding, Weighted average exercise price	$ 9.07
Outstanding, Aggregate intrinsic value (in Dollars) | $
Exercisable, Number Exercisable (in Shares) | shares	3,537
Exercisable, Weighted average remaining contractual term	3 years 5 months 15 days
Exercisable, Weighted Average exercise price	$ 9.07
Exercisable, Aggregate intrinsic value (in Dollars) | $
Minimum [Member] | Range of Exercise Prices One [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices lower range limit	$ 0.15
Minimum [Member] | Range of Exercise Prices Three [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices lower range limit	2.1
Minimum [Member] | Range of Exercise Prices Five [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices lower range limit	2.39
Maximum [Member] | Range of Exercise Prices One [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	0.86
Maximum [Member] | Range of Exercise Prices Three [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	2.13
Maximum [Member] | Range of Exercise Prices Five [Member]
Schedule of Information about Stock Options Outstanding [Line Items]
Outstanding, Range of exercise prices upper range limit	$ 2.41